Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
			Average
			summary	Average
			compensation	compensation
			table total for	actually paid	Value of initial fixed $100
	Summary		non-PEO	to non-PEO	investment based on:(3)
	compensation	Compensation	named	named	Total	Peer group		Earnings
	table total for	actually paid	executive	executive	shareholder	total	Net	Per Share
Year	PEO(1)(6)	to PEO(1)(4)(6)	officers(2)(6)	officers(2)(4)(6)	return	shareholder return	income	Growth(5)
2023	$1,890,467	$1,556,689	$1,137,125	$834,156	$106.25	$112.03	$52,258	$3.07
2022	($765,799)	$1,217,362	$223,733	$822,341	$114.42	$111.47	$33,412	$1.97
2021	$1,238,364	$996,828	$740,356	$678,321	$90.94	$126.43	$33,396	$1.98
2020	$2,637,979	$1,303,883	$1,333,513	$766,977	$82.66	$90.82	$31,576	$1.88

Named Executive Officers, Footnote [Text Block]		The PEO in 2020, 2021, 2022, and 2023 is William G. Smith, Jr.
Peer Group Issuers, Footnote [Text Block]		As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P U.S. SmallCap Banks Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time
PEO Total Compensation Amount	[1],[2]	$ 1,890,467	$ 765,799		$ 1,238,364	$ 2,637,979
PEO Actually Paid Compensation Amount	[1],[2],[3]	1,556,689	1,217,362		996,828	1,303,883
Non-PEO NEO Average Total Compensation Amount	[2],[4]	1,137,125	223,733		740,356	1,333,513
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4]	$ 834,156	822,341		678,321	766,977
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The non-PEO NEOs in 2020, 2021, and 2022 were J. Kimbrough Davis and Thomas A. Barron. The non-PEO NEOs in 2023 were Thomas A. Barron and Jeptha E. Larkin.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and Company TSR

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s TSR (assuming an initial investment of $100 made on December 31, 2019) for the fiscal years ending December 31, 2020, 2021, 2022, and 2023.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ending December 31, 2020, 2021, 2022, and 2023.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Diluted Earnings Per Share

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s diluted earnings per share for the fiscal years ending December 31, 2020, 2021, 2022, and 2023.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between Company TSR and Peer Group TSR

The graph below reflects the relationship between Company TSR and Peer Group TSR (each assuming an initial investment of $100 made on December 31, 2019) for the fiscal years ending December 31, 2020, 2021, 2022, and 2023.

Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance We disclose below, in no particular order, the most important measures used by the Company to link compensation actually paid to our NEOs for 2023 to Company performance.

•	Net Income
•	Diluted Earnings Per Share Growth
•	Efficiency Ratio
•	Level of Classified Assets

Total Shareholder Return Amount	[5]	$ 106.25	114.42		90.94	82.66
Peer Group Total Shareholder Return Amount	[5]	112.03	111.47		126.43	90.82
Net Income (Loss) Attributable to Parent		$ 52,258	$ 33,412		$ 33,396	$ 31,576
Company Selected Measure Amount	[6]	3.07	1.97		1.98	1.88
PEO Name		William G. Smith, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Diluted Earnings Per Share Growth
Non-GAAP Measure Description [Text Block]		Diluted Earnings Per Share Growth is the financial measure from the tabular list of most important measures shown in the section below entitled “Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance.”
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Level of Classified Assets
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (333,778)	$ 1,983,161		$ (241,536)	$ (1,334,096)
PEO [Member] | Increase Deduction For Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(433,188)	1,917,485		(214,283)	(1,574,593)
PEO [Member] | Deduction For Amounts Reported Under Stock Awards Column In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(317,776)	(255,278)		(256,482)	(241,555)
PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(18,978)	25,175		13,442	37,054
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,547)	37,765		9,375	(45,051)
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		301,749	73,056		82,742	377,489
PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		150,962	184,958		123,669	112,560
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(302,970)	598,609		(62,035)	(566,536)
Non-PEO NEO [Member] | Increase Deduction For Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(313,744)	612,619		(51,938)	(663,135)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under Stock Awards Column In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(127,762)	(135,147)		(107,290)	(101,224)
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,793)	10,070		5,366	14,821
Non-PEO NEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,619)	15,104		3,749	(18,020)
Non-PEO NEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		60,340	29,217		33,097	150,981
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		88,608	132,113		54,980	50,041
Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 65,366	[7]

[1]	The PEO in 2020, 2021, 2022, and 2023 is William G. Smith, Jr.
[2]	For 2022, amounts were adjusted from those reported in the Pay Versus Performance Table in our Proxy Statement filed in connection with our 2023 Shareowners Meeting to reflect the recoupment of erroneously awarded compensation related to the Restatements, as discussed further on Pages 27 and 36.
[3]	The following tables set forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our NEOs during each of the years in question:
[4]	The non-PEO NEOs in 2020, 2021, and 2022 were J. Kimbrough Davis and Thomas A. Barron. The non-PEO NEOs in 2023 were Thomas A. Barron and Jeptha E. Larkin.
[5]	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2019 and represent the value of such investment as of December 31, 2023, 2022, 2021, and 2020, respectively. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P U.S. SmallCap Banks Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
[6]	Diluted Earnings Per Share Growth is the financial measure from the tabular list of most important measures shown in the section below entitled “Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance.”
[7]	This amount does not include ($70,070), which is the fair value of awards granted to and forfeited by Mr. Davis in 2022.